                               STAG VARIABLE LIFE
                         HARTFORD LIFE INSURANCE COMPANY

  Supplement Dated December 20, 1995 to the Flexible Premium Variable Life Policies with respect to the STAG Variable Life Prospectus dated May 1, 1995


The subsection of the prospectus entitled "The Company" is amended as follows:

Effective December 20, 1995, Hartford Fire Insurance Company became an independent, publicly traded corporation and is no longer a subsidiary of ITT Corporation.


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